CAPITAL - Capital Purchase Plan (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Feb. 24, 2010	Jun. 30, 2010	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Feb. 02, 2010 Common Stock	Dec. 31, 2008 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)							6,400,000
Issuance of common stock				$ 91,224,000	$ 97,985,000		$ 91,200,000	$ 80,000,000
Preferred dividend rate for first 5 years (as a percent)								5.00%
Preferred stock, dividend rate after first 5 years (as a percent)								9.00%
Preferred stock dividend term			5 years
Preferred stock, par value								$ 1,000
Common shares available for purchase under warrant			930,233
Reduction in warrant due to equity raised						50.00%
Common shares available for purchase under warrant after reduction						465,117
Stock redeemed or called during period, value	$ 80,000,000
Sale price per warrant in public offering auction		6.70
Warrant term			10 years